Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Statement of Cash Flows [Abstract]
Net loss	CAD (10,143,577)	CAD (7,436,388)	CAD (3,856,353)
Items not affecting cash
Depreciation (Note 5)	385,210	377,849	381,385
Stock-based compensation (Note 11)	2,261,444	417,818	1,748,607
Deferred share units (Note 12)	31,628	29,056	20,807
Accreted interest (Note 7)	79,245	27,103	127,261
Loss on extinguishment (Note 7)	0	114,023	0
Unrealized foreign exchange loss (gain)	22,916	(81,063)	3,057
Change in non-cash operating assets & liabilities
Accounts receivable	6,200	532,459	464,611
Investment tax credits	(223,115)	(133,035)	(145,436)
Prepaid expenses, sundry and other assets	(171,417)	185,438	(102,130)
Accounts payable and accrued liabilities	(1,466,019)	2,034,576	(356,722)
Deferred revenue	2,962,500	150,000	0
Cash flows used in operating activities	(6,254,985)	(3,782,164)	(1,714,913)
Financing activities
Repayment of related party loans	0	0	739,208
Repayment of capital lease obligations	(21,291)	(27,489)	(53,557)
Issuance of shares on exercise of stock options (Note 11)	52,868	167,962	116,984
Issuance of common shares on at-the-market financing, gross (Note 10)	3,469,449	1,290,168	6,571,673
Proceeds from issuance of shares and warrants, gross (Note 10)	5,939,967	0	0
Proceeds from issuance of shares on exercise of warrants (Note 14)	700,653	562,500	781,220
Offering costs (Note 10)	(982,023)	(259,276)	(719,837)
Cash flows provided from financing activities	9,159,623	1,733,865	5,957,275
Investing activity
Purchase of property and equipment	515,410	430,480	768,973
Cash flows used in investing activities	(515,410)	(430,480)	(768,973)
Increase (decrease) in cash and cash equivalents	2,389,228	(2,478,779)	3,473,389
Cash and cash equivalents, beginning of year	1,755,196	4,233,975	760,586
Cash and cash equivalents, end of year	4,144,424	1,755,196	4,233,975
Supplemental cash flow information
Interest paid	165,585	179,878	213,637
Taxes paid	CAD 0	CAD 0	CAD 0